United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 6/30/14

Date of Reporting Period: Six months ended 12/31/13

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
December 31, 2013
Federated Bank Loan Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At December 31, 2013, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Technology	14.6%
Health Care	9.1%
Gaming	7.5%
Food & Beverage	6.7%
Industrial—Other	6.7%
Media—Non-Cable	6.6%
Consumer Products	6.3%
Retailers	5.1%
Automotive	4.7%
Packaging & Containers	3.6%
Other[2]	23.8%
Other Security Types[3]	4.5%
Cash Equivalents[4]	6.8%
Other Assets and Liabilities—Net[5]	(6.0)%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the CS Leveraged Loan Index (CSLLI). Individual portfolio securities that are not included in the CSLLI are assigned to an index classification by the Fund's Adviser.
2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Other Security Types consist of an exchange-traded fund.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
December 31, 2013 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—94.7%
	Aerospace/Defense—0.9%
$3,957,631	TransDigm, Inc., Term Loan—Institutional, 3.75%, 2/28/2020	$3,973,382
	Automotive—4.7%
1,990,000	Affinia Group, Inc., Term Loan—Institutional, 4.75%, 4/25/2020	2,019,850
4,000,000	Allison Transmission, Inc., Term Loan—Institutional, 3.75%, 8/23/2019	4,028,760
644,033	August Schrader, Term Loan—Institutional, 5.00%, 4/27/2018	650,474
837,221	August Schrader, Term Loan—Institutional, 5.00%, 4/27/2018	845,594
1,500,000	Autoparts Holdings, Term Loan—Institutional, 10.50%, 1/29/2018	1,430,002
1,950,000	Chrysler Group LLC, Term Loan—Institutional, 4.25%, 5/24/2017	1,966,653
1,980,000	Remy International, Inc., Term Loan—Institutional, 4.25%, 3/5/2020	1,996,097
3,500,000	Schaeffler AG, Term Loan—Institutional, 4.25%, 1/27/2017	3,535,717
2,987,513	Tower Automotive Holdings, Term Loan—Institutional, 4.75%, 4/23/2020	3,011,159
1,455,000	United Components, Inc., Term Loan—Institutional, 5.50%, 7/26/2017	1,461,366
	TOTAL	20,945,672
	Building Materials—2.9%
2,992,500	American Builders & Contractors Supply Co. Inc., Term Loan—Institutional, 3.50%, 4/16/2020	3,002,884
2,992,500	CPG International, Inc., Term Loan—Institutional, 4.75%, 9/30/2020	3,013,073
1,970,000	Grohe Holding GMBH, Term Loan—Institutional, 5.00%, 5/18/2017	1,978,313
2,000,000	Norcraft Cos. L.P., Term Loan—Institutional, 5.25%, 11/14/2020	2,015,000
577,495	Nortek, Inc., Term Loan—Institutional, 5.25%, 4/26/2017	580,143
2,467,574	Roofing Supply Group, Term Loan—Institutional, 5.00%, 5/31/2019	2,484,552
	TOTAL	13,073,965
	Chemicals—1.6%
1,455,000	Omnova Solutions, Inc., Term Loan—Institutional, 4.25%, 5/31/2018	1,464,101
1,500,000	Oxea SARL, Term Loan—Institutional, 4.25%, 12/6/2019	1,511,250
2,000,000	Oxea SARL, Term Loan—Institutional, 8.25%, 5/15/2020	2,043,760
1,985,000	US Coatings Acquisition, Inc., Term Loan—Institutional, 4.75%, 2/1/2020	2,002,270
	TOTAL	7,021,381
	Consumer Products—6.3%
4,987,500	Activision Blizzard, Inc., Term Loan—Institutional, 3.25%, 7/26/2020	5,028,622
2,911,228	AOT Bedding Super Holdings LLC, Term Loan—Institutional, 4.25%, 10/1/2019	2,932,334
2,979,987	Apex Tool Group, Term Loan—Institutional, 4.50%, 2/1/2020	2,999,179
3,476,693	Freedom Group, Inc., Term Loan—Institutional, 5.50%, 4/19/2019	3,502,768
450,758	Prestige Brands Holdings, Inc., Term Loan—Institutional, 3.812%, 1/31/2019	452,930
495,000	ServiceMaster Co., Term Loan—Institutional, 4.25%, 1/31/2017	491,102
1,477,500	ServiceMaster Co., Term Loan—Institutional, 4.42%, 1/31/2017	1,470,578
3,644,438	Spectrum Brands Holdings, Inc., Term Loan—Institutional, 3.50%, 9/4/2019	3,656,719
3,422,933	SRAM LLC, Term Loan—Institutional, 4.03%, 4/10/2020	3,428,633
1,829,223	Visant Corp., Term Loan—Institutional, 5.25%, 12/22/2016	1,808,269
1,496,250	Water Pik, Inc., Term Loan—Institutional, 5.75%, 7/9/2020	1,497,185
1,000,000	Water Pik, Inc., Term Loan—Institutional, 9.75%, 1/9/2021	988,750
	TOTAL	28,257,069
	Energy—1.5%
3,000,000	EMG Utica LLC, Term Loan—Institutional, 4.75%, 3/27/2020	3,018,750
375,000	EP Energy LLC., Term Loan—Institutional, 4.50%, 4/30/2019	376,406
1,498,750	Fieldwood Energy, Term Loan—Institutional, 3.875%, 9/25/2018	1,511,339
1,500,000	Fieldwood Energy, Term Loan—Institutional, 8.375%, 9/30/2020	1,535,310
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Energy—continued
$397,500	Tesoro Corp., Term Loan—Institutional, 2.42%, 6/3/2016	$399,321
	TOTAL	6,841,126
	Entertainment—1.8%
992,500	AMC Entertainment, Inc., Term Loan—Institutional, 3.50%, 4/30/2020	995,671
1,982,301	Cedar Fair LP, Term Loan—Institutional, 3.25%, 3/6/2020	1,993,452
990,000	Cinemark USA, Inc., Term Loan—Institutional, 3.17%, 12/18/2019	994,331
957,590	Regal Cinemas, Inc., Term Loan—Institutional, 2.69%, 8/23/2017	962,804
1,990,000	SeaWorld Entertainment, Inc., Term Loan—Institutional, 3.00%, 5/14/2020	1,970,100
1,005,289	Six Flags Theme Parks, Term Loan—Institutional, 3.50%, 12/20/2018	1,009,863
	TOTAL	7,926,221
	Financial Institutions—1.3%
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 4.17%, 5/13/2017	1,995,000
2,000,000	Nuveen Investments, Inc., Term Loan—Institutional, 6.50%, 2/28/2019	1,984,000
1,980,000	TCW Group, Term Loan—Institutional, 4.00%, 2/6/2020	1,999,800
	TOTAL	5,978,800
	Food & Beverage—6.7%
61,707	Aramark Corp., Revolver—1st Lien, 3.67%, 7/26/2016	61,946
514,960	Aramark Corp., Term Loan—Institutional, 3.75%, 7/26/2016	516,955
1,000,000	Aramark Corp., Term Loan—Institutional, 3.75%, 7/26/2016	1,003,875
1,070,000	Darling International, Inc., Term Loan—Institutional, 3.25%, 12/19/2020	1,081,374
2,859,592	Del Monte Foods Co., Term Loan—Institutional, 4.00%, 3/8/2018	2,873,876
4,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 4.25%, 11/26/2020	4,027,500
2,000,000	Del Monte Pacific Ltd., Term Loan—Institutional, 8.25%, 5/26/2021	2,025,000
4,979,988	HJ Heinz Co., Term Loan—Institutional, 3.50%, 6/5/2020	5,025,555
1,310,502	Michael Foods, Inc., Term Loan—Institutional, 4.25%, 2/25/2018	1,319,925
2,985,000	Performance Food Group, Inc., Term Loan—Institutional, 6.25%, 11/14/2019	3,007,388
997,500	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.25%, 4/29/2020	997,849
3,972,487	Pinnacle Foods Finance LLC., Term Loan—Institutional, 3.25%, 4/29/2020	3,974,235
3,980,000	U.S. Foodservice, Inc., Term Loan—Institutional, 4.50%, 3/31/2019	4,023,939
	TOTAL	29,939,417
	Gaming—7.5%
1,434,343	Affinity Gaming LLC, Term Loan—Institutional, 4.25%, 11/9/2017	1,442,712
2,985,000	American Casino & Entertainment, Term Loan—Institutional, 6.00%, 7/3/2019	3,029,775
1,000,000	Caesars Entertainment, Inc., Term Loan—Institutional, 4.49%, 1/28/2018	948,750
2,452,953	Cannery Casino Resorts LLC, Term Loan—Institutional, 6.00%, 10/2/2018	2,439,769
490,476	Global Cash Access LLC, Term Loan—Institutional, 4.00%, 3/1/2016	493,338
5,000,000	Las Vegas Sands Corp., Term Loan—Institutional, 3.00%, 12/19/2020	5,004,175
2,979,950	MGM Resorts International, Term Loan—Institutional, 3.50%, 12/20/2019	2,990,201
4,000,000	Mohegan Tribal Gaming Authority, Term Loan—Institutional, 5.50%, 11/19/2019	4,070,840
2,000,000	Penn National Gaming, Inc., Term Loan—Institutional, 3.25%, 10/30/2020	2,006,250
1,990,000	Pinnacle Entertainment, Inc., Term Loan—Institutional, 3.75%, 8/13/2020	2,001,691
2,842,500	Seminole Tribe of Florida, Term Loan—Institutional, 3.00%, 4/29/2020	2,843,836
2,982,475	Station Casinos, Inc., Term Loan—Institutional, 5.00%, 3/1/2020	3,019,756
2,992,500	Tropicana Entertainment, Inc., Term Loan—Institutional, 3.24%, 11/27/2020	2,999,233
	TOTAL	33,290,326
	Health Care—9.1%
493,750	Alkermes, Inc., Term Loan—Institutional, 3.50%, 9/25/2019	495,848
4,927,241	Biomet, Inc., Term Loan—Institutional, 3.67%, 7/25/2017	4,964,712
1,812,464	Carestream Health, Inc., Term Loan—Institutional, 5.00%, 6/7/2019	1,838,065
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Health Care—continued
$2,000,000	Carestream Health, Inc., Term Loan—Institutional, 9.50%, 12/7/2019	$2,042,500
2,482,462	DaVita HealthCare Partners, Inc., Term Loan—Institutional, 4.00%, 11/1/2019	2,505,735
1,168,543	DJO Finance LLC, Term Loan—Institutional, 4.75%, 9/15/2017	1,183,033
1,202,572	Emergency Medical Services Corp., Term Loan—Institutional, 4.00%, 5/25/2018	1,208,417
1,464,348	Grifols, Inc., Term Loan—Institutional, 4.25%, 6/1/2017	1,475,858
3,990,000	HCA, Inc., Term Loan—Institutional, 2.92%, 3/31/2017	3,996,643
968,751	HCR Manor Care, Inc., Term Loan—Institutional, 5.00%, 4/6/2018	956,036
1,203,599	Hologic, Inc., Term Loan—Institutional, 3.75%, 8/1/2019	1,212,752
2,951,475	Iasis Healthcare, Term Loan—Institutional, 4.50%, 5/3/2018	2,981,609
1,312,283	Multiplan, Inc., Term Loan—Institutional, 4.00%, 8/18/2017	1,322,946
990,000	Pharmaceutical Product Development, Inc., Term Loan—Institutional, 4.00%, 12/5/2018	998,143
2,974,935	Radnet, Inc., Term Loan—Institutional, 4.26%, 10/10/2018	2,974,935
3,974,987	Truven Health Analytics, Inc., Term Loan—Institutional, 4.50%, 5/23/2019	3,983,693
491,250	United Surgical Partners International, Inc., Term Loan—Institutional, 4.25%, 4/19/2017	495,548
982,600	United Surgical Partners International, Inc., Term Loan—Institutional, 4.75%, 4/3/2019	989,503
2,977,500	Valeant Pharmaceuticals International, Inc., Term Loan—Institutional, 4.50%, 8/5/2020	3,002,005
495,000	VWR Funding, Inc., Term Loan—Institutional, 4.17%, 4/3/2017	497,888
1,466,505	VWR Funding, Inc., Term Loan—Institutional, 4.42%, 4/3/2017	1,476,595
	TOTAL	40,602,464
	Industrial - Other—6.7%
2,992,500	Belden, Inc., Term Loan—Institutional, 3.25%, 10/3/2020	3,006,011
2,000,000	Filtration Group, Inc., Term Loan—Institutional, 4.50%, 11/21/2020	2,023,760
1,000,000	Filtration Group, Inc., Term Loan—Institutional, 8.25%, 11/21/2021	1,025,000
3,990,000	Gardner Denver, Inc., Term Loan—Institutional, 4.25%, 7/30/2020	3,998,738
3,740,625	Generac Power Systems, Term Loan—Institutional, 3.50%, 5/31/2020	3,752,314
990,297	Hillman Group, Inc., Term Loan—Institutional, 3.75%, 5/28/2017	996,794
2,979,988	Miliacron LLC, Term Loan—Institutional, 4.25%, 3/28/2020	2,986,469
1,980,000	Mirror Bidco/Dematic, Term Loan—Institutional, 5.25%, 12/18/2019	1,994,860
3,990,000	Rexnord LLC, Term Loan—Institutional, 4.00%, 8/21/2020	4,007,037
3,417,655	Silver II Borrower Sarl, Term Loan—Institutional, 4.00%, 12/13/2019	3,428,694
1,973,103	Unifrax Investment Corp., Term Loan—Institutional, 4.25%, 8/5/2018	1,982,052
499,286	WESCO International, Inc., Term Loan—Institutional, 3.75%, 12/12/2019	502,718
	TOTAL	29,704,447
	Lodging—2.4%
1,995,000	Four Seasons Holdings, Term Loan—Institutional, 4.25%, 6/27/2020	2,004,357
1,000,000	Four Seasons Holdings, Term Loan—Institutional, 6.25%, 12/27/2020	1,026,250
4,736,842	Hilton Worldwide Finance LLC, Term Loan—Institutional, 3.75%, 10/25/2020	4,785,063
3,000,000	Intrawest Resorts Holdings, Inc., Term Loan—Institutional, 5.50%, 11/27/2020	3,037,500
	TOTAL	10,853,170
	Media - Cable—1.7%
1,473,750	Cequel Communications Holdings, Term Loan—Institutional, 3.50%, 2/14/2019	1,478,510
3,980,000	Charter Communications, Inc., Term Loan—Institutional, 3.00%, 7/1/2020	3,961,354
2,000,000	Virgin Media Investment Holdings, Term Loan—Institutional, 3.50%, 6/7/2020	2,007,000
	TOTAL	7,446,864
	Media - Non-Cable—6.6%
4,750,000	Clear Channel Communications, Inc., Term Loan—Institutional, 6.92%, 1/30/2019	4,545,156
1,227,787	Crown Media Holdings, Inc., Term Loan—Institutional, 4.00%, 7/14/2018	1,231,624
3,500,000	Cumulus Media, Inc., Term Loan—1st Lien, 4.25%, 12/23/2020	3,526,250
1,373,531	Cumulus Media, Inc., Term Loan—Institutional, 4.50%, 9/16/2018	1,383,833
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Media - Non-Cable—continued
$3,980,000	Emerald Expo Holdings, Inc., Term Loan—Institutional, 5.50%, 6/17/2020	$3,999,900
1,248,571	Entercom Radio LLC, Term Loan—Institutional, 4.01%, 11/23/2018	1,257,935
1,941,667	Entravision, Term Loan—Institutional, 3.50%, 5/31/2020	1,918,007
1,673,104	Hubbard Radio, Term Loan—Institutional, 4.50%, 4/28/2017	1,684,959
1,420,407	Intelsat Jackson Holdings S.A., Term Loan—Institutional, 3.75%, 6/30/2019	1,433,724
57,961	Lamar Media Corp., Term Loan—Institutional, 4.00%, 12/31/2016	58,034
1,984,975	NEP Broadcasting LLC, Term Loan—Institutional, 4.75%, 1/22/2020	1,996,140
1,446,647	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—Institutional, 2.92%, 5/1/2016	1,452,795
1,925,000	SGS International LLC, Term Loan—Institutional, 5.50%, 10/17/2019	1,929,812
1,998,730	TWCC Holding Corp., Term Loan—Institutional, 3.50%, 2/13/2017	2,009,183
1,000,000	TWCC Holding Corp., Term Loan—Institutional, 7.00%, 6/26/2020	1,030,005
	TOTAL	29,457,357
	Other—0.7%
3,000,000	Maxim Crane Works LP, Term Loan—Institutional, 10.25%, 11/26/2018	3,022,500
	Packaging & Containers—3.6%
1,650,000	Ardagh Holdings USA, Inc., Term Loan—Institutional, 4.25%, 12/17/2019	1,662,375
1,484,085	Berry Plastics Group, Inc., Term Loan—Institutional, 2.17%, 4/3/2015	1,484,908
3,484,981	Berry Plastics Group, Inc., Term Loan—Institutional, 3.50%, 2/8/2020	3,480,625
2,970,000	Bway Holding Co., Term Loan—Institutional, 4.50%, 8/6/2017	2,991,815
2,000,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 3.496%, 9/30/2020	2,005,000
2,000,000	Multi Packaging Solutions, Inc., Term Loan—Institutional, 4.25%, 8/15/2020	2,007,500
1,980,000	Reynolds Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/1/2018	2,000,919
429,157	Sealed Air Corp., Term Loan—Institutional, 3.00%, 10/3/2018	431,236
	TOTAL	16,064,378
	Restaurants—3.2%
1,249,278	DineEquity, Inc., Term Loan—Institutional, 3.75%, 10/19/2017	1,255,987
3,889,075	Dunkin' Brands, Inc., Term Loan—Institutional, 3.75%, 2/14/2020	3,907,296
1,481,668	NPC International, Inc., Term Loan—Institutional, 4.00%, 12/28/2018	1,496,484
2,864,936	OSI Restaurant Partners, Inc., Term Loan—Institutional, 3.53%, 10/26/2019	2,871,740
1,492,500	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—Institutional, 3.50%, 5/14/2020	1,495,612
3,009,852	Wendy's International, Inc., Term Loan—Institutional, 3.25%, 5/15/2019	3,018,189
	TOTAL	14,045,308
	Retailers—5.1%
2,957,575	Academy Sports, Term Loan—Institutional, 4.50%, 8/3/2018	2,981,842
1,000,000	Gymboree Corp., Term Loan—Institutional, 5.00%, 2/23/2018	937,500
1,483,512	J Crew Group, Term Loan—Institutional, 4.00%, 3/7/2018	1,494,631
995,000	JC Penney Corp., Inc., Term Loan—Institutional, 6.00%, 5/22/2018	975,100
3,481,231	Jo-Ann Stores, Inc., Term Loan—Institutional, 4.00%, 3/18/2018	3,496,462
2,987,494	Michaels Stores, Inc., Term Loan—Institutional, 3.75%, 1/28/2020	3,003,357
4,000,000	Neiman-Marcus Group, Inc., Term Loan—Institutional, 5.00%, 10/25/2020	4,055,840
4,467,450	Party City Holdings, Inc., Term Loan—Institutional, 4.25%, 7/27/2019	4,493,629
1,455,000	PETCO Animal Supplies, Inc., Term Loan—Institutional, 4.00%, 11/24/2017	1,464,668
	TOTAL	22,903,029
	Services—2.8%
2,000,000	Brickman Group Holdings, Inc., Term Loan—Institutional, 4.00%, 12/18/2020	2,012,140
250,000	Brickman Group Holdings, Inc., Term Loan—Institutional, 7.50%, 12/18/2021	256,172
3,424,074	Garda World Security Corp., Term Loan—Institutional, 4.00%, 11/8/2020	3,436,914
875,927	Garda World Security Corp., Term Loan—Institutional, 4.00%, 1/8/2020	879,212
1,434,832	KAR Auction Services, Inc., Term Loan—Institutional, 3.75%, 5/18/2017	1,444,022
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Services—continued
$2,471,286	Monitronics International, Inc., Term Loan—Institutional, 4.25%, 3/23/2018	$2,495,480
1,990,000	US Infrastructure, Term Loan—Institutional, 4.75%, 7/29/2020	2,004,935
	TOTAL	12,528,875
	Technology—14.6%
1,980,000	Alcatel-Lucent USA, Inc., Term Loan—Institutional, 5.75%, 1/30/2019	1,992,256
1,976,925	Avaya, Inc., Term Loan—Institutional, 8.00%, 3/31/2018	2,009,544
1,474,058	Blackboard, Inc., Term Loan—Institutional, 4.75%, 10/4/2018	1,496,478
4,000,000	BMC Software, Inc., Term Loan—Institutional, 5.00%, 9/10/2020	4,028,140
1,985,003	CDW LLC, Term Loan—Institutional, 3.25%, 4/29/2020	1,982,700
3,980,000	Compucom System, Inc., Term Loan—Institutional, 4.25%, 5/9/2020	3,980,000
2,844,086	DataTel, Inc., Term Loan—Institutional, 4.50%, 7/19/2018	2,864,535
3,000,000	Dell, Inc., Term Loan—Institutional, 4.50%, 4/29/2020	3,013,935
1,924,301	Eagle Parent, Inc., Term Loan—Institutional, 4.50%, 5/16/2018	1,936,568
496,250	Emdeon, Inc., Term Loan—Institutional, 3.75%, 11/2/2018	497,957
4,026,740	First Data Corp., Term Loan—Institutional, 4.16%, 3/24/2017	4,040,089
2,992,500	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 1/15/2021	3,030,699
1,985,000	Freescale Semiconductor, Inc., Term Loan—Institutional, 5.00%, 3/1/2020	2,009,277
1,485,000	Hyland Software, Inc., Term Loan—Institutional, 5.50%, 10/25/2019	1,493,813
2,894,154	Information Resources, Inc., Term Loan—Institutional, 4.75%, 9/26/2020	2,914,660
3,897,477	Interactive Data Corp., Term Loan—Institutional, 3.75%, 2/11/2018	3,908,040
995,000	Ion Trading Technologies Ltd., Term Loan—Institutional, 4.50%, 5/22/2020	1,003,860
1,000,000	Ion Trading Technologies Ltd., Term Loan—Institutional, 8.25%, 5/22/2021	1,021,880
1,737,792	Kronos, Inc., Term Loan—Institutional, 4.50%, 10/30/2019	1,756,264
1,780,634	Lawson Software, Inc., Term Loan—Institutional, 5.25%, 4/5/2018	1,789,351
1,473,731	Rocket Software, Term Loan—Institutional, 5.75%, 2/8/2018	1,476,678
992,500	RP Crown Parent LLC, Term Loan—Institutional, 6.25%, 12/21/2018	998,981
1,500,000	SERENA Software, Inc., Term Loan—Institutional, 5.00%, 3/10/2016	1,493,445
452,469	SkillSoft Corp., Term Loan—Institutional, 5.00%, 5/26/2017	456,711
970,806	Spansion, Inc., Term Loan—Institutional, 3.75%, 12/19/2019	974,447
1,939,043	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	1,950,755
959,826	Syniverse Holdings, Inc., Term Loan—Institutional, 4.00%, 4/23/2019	963,128
4,951,691	Trans Union LLC, Term Loan—Institutional, 4.25%, 2/10/2019	4,988,828
1,995,000	Triple Point Group Holdings, Inc., Term Loan—Institutional, 5.25%, 7/13/2020	1,790,513
1,492,500	Websense, Inc., Term Loan—Institutional, 4.50%, 6/25/2020	1,495,306
1,500,000	Websense, Inc., Term Loan—Institutional, 8.25%, 12/25/2020	1,503,750
	TOTAL	64,862,588
	Transportation—0.4%
1,951,456	Hertz Corp., Term Loan—Institutional, 3.00%, 3/11/2018	1,952,832
	Utility - Electric—0.7%
2,985,000	Calpine Construction Finance Co., Term Loan—Institutional, 3.25%, 1/31/2022	2,961,986
	Utility - Natural Gas—0.8%
3,625,000	Energy Transfer Equity LP, Term Loan—Institutional, 3.25%, 12/2/2019	3,618,656
	Wireline Communications—1.1%
4,000,000	Level 3 Financing, Inc., Term Loan—Institutional, 4.00%, 1/15/2020	4,036,680
990,000	Windstream Corp., Term Loan—Institutional, 3.50%, 1/23/2020	993,406
	TOTAL	5,030,086
	TOTAL FLOATING RATE LOANS (IDENTIFIED COST $419,481,614)	422,301,899
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		EXCHANGE-TRADED FUND—4.5%
$800,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $19,905,510)	$19,904,000
		INVESTMENT COMPANY—6.8%
30,122,202	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.06% (AT NET ASSET VALUE)	$30,122,202
		TOTAL INVESTMENTS—106.0% (IDENTIFIED COST $469,509,326)[3]	472,328,101
		OTHER ASSETS AND LIABILITIES - NET—(6.0)%[4]	(26,663,375)
		TOTAL NET ASSETS—100%	$445,664,726
1	Affiliated holding.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $469,378,682.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2013.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of December 31, 2013, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 — Quoted Prices and Investments in Investment Companies	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$422,301,899	$—	$422,301,899
Exchange-Traded Fund	19,904,000	—	—	19,904,000
Investment Company	30,122,202	—	—	30,122,202
TOTAL SECURITIES	$50,026,202	$422,301,899	$—	$472,328,101
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 12/31/2013	Year Ended June 30,		Period Ended 6/30/2011[1]
		2013	2012
Net Asset Value, Beginning of Period	$10.18	$10.06	$10.09	$10.00
Income From Investment Operations:
Net investment income	0.22	0.48	0.51[2]	0.32
Net realized and unrealized gain (loss) on investments	0.09	0.11	(0.00)[3]	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.59	0.51	0.41
Less Distributions:
Distributions from net investment income	(0.23)	(0.47)	(0.49)	(0.32)
Distributions from net realized gain on investments	(0.02)	—	(0.05)	—
TOTAL DISTRIBUTIONS	(0.25)	(0.47)	(0.54)	(0.32)
Net Asset Value, End of Period	$10.24	$10.18	$10.06	$10.09
Total Return[4]	3.02%	5.99%	5.16%	4.12%
Ratios to Average Net Assets:
Net expenses	0.11%[5]	0.15%	0.15%	0.15%[5]
Net investment income	4.30%[5]	4.63%	5.11%	4.50%[5]
Expense waiver/reimbursement[6]	—	0.03%	0.18%	0.22%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$445,665	$272,832	$153,500	$126,674
Portfolio turnover	10%	57%	41%	52%
1	Reflects operations for the period from September 27, 2010 (date of initial investment) to June 30, 2011.
2	Per share number has been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
December 31, 2013 (unaudited)
Assets:
Total investment in securities, at value including $30,122,202 of investment in an affiliated holding (Note 5) (identified cost $469,509,326)		$472,328,101
Cash		1,115,193
Income receivable		1,893,726
Receivable for investments sold		634,293
TOTAL ASSETS		475,971,313
Liabilities:
Payable for investments purchased	$29,336,470
Income distribution payable	915,741
Accrued expenses (Note 5)	54,376
TOTAL LIABILITIES		30,306,587
Net assets for 43,508,247 shares outstanding		$445,664,726
Net Assets Consist of:
Paid-in capital		$442,737,328
Net unrealized appreciation of investments		2,818,775
Accumulated net realized gain on investments		46,463
Undistributed net investment income		62,160
TOTAL NET ASSETS		$445,664,726
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$445,664,726 ÷ 43,508,247 shares outstanding, no par value, unlimited shares authorized		$10.24
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended December 31, 2013 (unaudited)
Investment Income:
Interest		$7,766,023
Dividends (including $10,369 received from an affiliated holding (Note 5))		306,289
TOTAL INCOME		8,072,312
Expenses:
Custodian fees	$14,756
Transfer agent fee	11,962
Directors'/Trustees' fees (Note 5)	1,352
Auditing fees	15,999
Legal fees	4,428
Portfolio accounting fees	143,352
Printing and postage	5,265
Insurance premiums (Note 5)	2,155
Miscellaneous (Note 5)	312
TOTAL EXPENSES		199,581
Net investment income		7,872,731
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(42,838)
Net change in unrealized appreciation of investments		2,624,897
Net realized and unrealized gain on investments		2,582,059
Change in net assets resulting from operations		$10,454,790
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 12/31/2013	Year Ended 6/30/2013
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,872,731	$9,060,238
Net realized gain (loss) on investments	(42,838)	947,410
Net change in unrealized appreciation/depreciation of investments	2,624,897	468,118
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	10,454,790	10,475,766
Distributions to Shareholders:
Distributions from net investment income	(7,992,269)	(9,023,611)
Distributions from net realized gain on investments	(809,722)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,801,991)	(9,023,611)
Share Transactions:
Proceeds from sale of shares	170,870,000	156,467,750
Net asset value of shares issued to shareholders in payment of distributions declared	3,935,265	5,231,126
Cost of shares redeemed	(3,625,000)	(43,819,790)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	171,180,265	117,879,086
Change in net assets	172,833,064	119,331,241
Net Assets:
Beginning of period	272,831,662	153,500,421
End of period (including undistributed net investment income of $62,160 and $181,698, respectively)	$445,664,726	$272,831,662
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
December 31, 2013 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Bank Loan Core Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund's investment objective is to provide current income. Currently, shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended December 31, 2013, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of December 31, 2013, tax years 2011 through 2013 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 12/31/2013	Year Ended 6/30/2013
Shares sold	16,688,740	15,296,217
Shares issued to shareholders in payment of distributions declared	384,448	511,786
Shares redeemed	(354,436)	(4,278,904)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	16,718,752	11,529,099
4. FEDERAL TAX INFORMATION
At December 31, 2013, the cost of investments for federal tax purposes was $469,378,682. The net unrealized appreciation of investments for federal tax purposes was $2,949,419. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,388,350 and net unrealized depreciation from investments for those securities having an excess of cost over value of $438,931.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrator
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions involving the affiliated holding during the six months ended December 31, 2013, were as follows:
Federated Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2013	22,935,413
Purchases/Additions	150,666,774
Sales/Reductions	(143,479,985)
Balance of Shares Held 12/31/2013	30,122,202
Value	$30,122,202
Dividend Income	$10,369
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the six months ended December 31, 2013, were as follows:
Purchases	$217,370,900
Sales	$36,258,909
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of December 31, 2013, there were no outstanding loans. During the six months ended December 31, 2013, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of December 31, 2013, there were no outstanding loans. During the six months ended December 31, 2013, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Meeting Results (unaudited)
A Special Meeting of Shareholders of Federated Core Trust (the “Trust”), of which the Fund is a portfolio, was held on October 28, 2013. On August 29, 2013, the record date for shareholders voting at the meeting, there were 571,403,494.477 total outstanding shares of the Trust.
The following item was considered by shareholders of the Trust and the results of their voting were as follows:
AGENDA ITEM
Proposal to elect certain Trustees of the Trust:1
Name	For	Withheld
John T. Collins	552,539,608.895	12,106,026.000
Maureen Lally-Green	552,539,608.895	12,106,026.000
Thomas M.O'Neill	552,539,608.895	12,106,026.000
P. Jerome Richey	552,539,608.895	12,106,026.000
1	The following Trustees continued their terms:
John F. Donahue, J. Christopher Donahue, John T. Collins, Maureen Lally-Green (having been previously appointed by the Board), Peter E. Madden, Charles F. Mansfield, Jr., Thomas M. O'Neill (having been previously appointed by the Board) , P. Jerome Richey and John S Walsh.

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 to December 31, 2013.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 7/1/2013	Ending Account Value 12/31/2013	Expenses Paid During Period[1]
Actual	$1,000.00	$1,030.20	$0.56
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.65	$0.56
1	Expenses are equal to the Fund's annualized net expense ratio of 0.11%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year-period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2013
Federated Bank Loan Core Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2013 meetings the Fund's investment advisory contract for an additional one-year period. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.
The Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance, and comments on the reasons for performance; the Fund's investment objectives; the Fund's overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including
Semi-Annual Shareholder Report

communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Fund's performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Board was informed by the Adviser that, for the period covered by the Evaluation, the Fund underperformed its benchmark index for the one-year period.
Because the Adviser does not charge the Fund an investment advisory fee, the Fund's Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive. The Board agreed with this assessment.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Bank Loan Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N804
Q450803 (2/14)
Federated is a registered trademark of Federated Investors, Inc.
2014 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 12, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date February 12, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date February 12, 2014